FINANCIAL RISK MANAGEMENT - Letters Of Credit And Guarantees (Details) - CAD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of notes and other explanatory information [Abstract]
Advance payment	$ 36.0	$ 44.7
Contract performance	44.0	42.3
Lease obligations	37.1	39.9
Financial obligations	63.0	76.9
Other	9.5	1.2
Letters of credit and guarantees, net	$ 189.6	$ 205.0